Leases - Schedule of Right-of-Use and Liabilities Related with Lease Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Leases - Schedule of Right-of-Use and Liabilities Related with Lease Assets (Details) [Line Items]
Book value at the beginning of the year	$ 11,601,752
Total	100,896	$ 11,601,752
Book value at the beginning of the year/inception	11,284,137	13,889,223
Additions of the year	9,569,819	2,585,223
Additions from business combination	117,463	168,988
Interest expenses, exchange differences and inflation effects	1,059,412	(480,189)
Payments of the year	(5,501,387)	(4,879,108)
Loss of control	(16,411,981)
Total	117,463	11,284,137
Lease Liabilities
Current	117,463	3,122,778
Non-current		8,161,359
Total	117,463	11,284,137
Total	75,258,790	177,331,280	$ 175,292,219
Additions of the year	100,896
Exchange differences	(18,897,490)	27,622,558
Book value at the end of the year	100,896	11,601,752
Gross carrying amount [member]
Leases - Schedule of Right-of-Use and Liabilities Related with Lease Assets (Details) [Line Items]
Book value at the beginning of the year	20,979,597	21,163,192
Lease Liabilities
Total	100,896	20,979,597
Additions of the year	9,569,819	2,585,223
Additions from business combination	100,896	168,988
Disposals	(680,110)	(1,284,975)
Exchange differences	273,529	(1,652,831)
Loss of control	(30,142,835)
Book value at the end of the year	100,896	20,979,597
Gross carrying amount [member] | Machinery and equipment [Member]
Lease Liabilities
Machinery and equipment		3,655,741
Gross carrying amount [member] | Vehicles [Member]
Lease Liabilities
Vehicles		1,272,071
Gross carrying amount [member] | Equipment and computer software [Member]
Lease Liabilities
Equipment and computer software		1,130,541
Gross carrying amount [member] | Land and buildings [Member]
Lease Liabilities
Land and buildings	100,896	14,921,244
Accumulated depreciation and amortisation [member]
Leases - Schedule of Right-of-Use and Liabilities Related with Lease Assets (Details) [Line Items]
Book value at the beginning of the year/inception	9,377,845	7,226,617
Depreciation of the year	5,036,703	3,418,956
Disposals	(697,150)	(1,092,167)
Exchange differences	47,736	(175,561)
Loss of control	(13,765,134)
Accumulated depreciation at the end of the year		$ 9,377,845